Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
12.	FAIR VALUE MEASUREMENTS
ASC 820, “
Fair Value Measurements and Disclosures”
, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
The three levels of the fair value hierarchy under the accounting standard are described as follows:

• Level 1	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

• Level 2	Inputs to the valuation methodology include:

•  quoted prices for similar assets or liabilities in active markets;

•  quoted prices for identical or similar assets or liabilities in inactive markets;

•  inputs other than quoted prices that are observable for the asset or liability;

• inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

• Level 3	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. The carrying amounts of financial instruments including cash, accounts receivable, accounts payable, accrued liabilities, due to sellers and short-term borrowings approximate fair value due to the short maturities of such instruments. The fair value of the Company’s debt using Level 2 inputs was approximately $542.9 million and $474.0 million as of June 30, 2021 and December 31, 2020, respectively.
The following is a description of the valuation methodology used for liabilities measured at fair value.
Contingent Consideration
: Consideration is earned by the seller of one of our historical acquisitions based on the Company completing acquisitions of various targets specified at the time that business was acquired. The consideration is valued at fair value applying a Scenario Based method. The fair value considers transactions with the specified targets where a letter of intent is signed no later than June 30, 2021 and the acquisition is closed by December 31, 2021. The probability weighted average takes the probability of a given deal meeting this criteria and 20% of the preliminary consideration, discounted to present value using a risk-free/credit risk rate of 7.0%.
The preceding method described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation method is appropriate and consistent with other market participants, the use of different methodology or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
There was a change of $0.5 million and $0.2 million in the fair value of the contingent consideration during the three and six months ended June 30, 2021.
Embedded Derivative
: In calculating the valuation of the embedded derivative, the Company considered the present value of the cash
flows over the term of the debt agreement as impacted by (1) the probability of a debt issuance or a change in control event occurring that would trigger a prepayment penalty to the lender, (2) the market interest rate of the debt agreement without the embedded derivative, and (3) the interest rate premium associated with the embedded derivative. The embedded derivative was entered into on June 1, 2020 in connection with embedded features attached to Term Loan 2 and subsequently derecognized on November 23, 2020 when the Company refinanced its debt. The recurring Level 3 fair value measurements of the embedded derivative liability included the following significant unobservable inputs as of June 1, 2020 and June 30, 2020:

	Range as of
Unobservable Input	June 1, 2020	June 30, 2020
Probability of change of control	90%	90%
Probability of issuance of debt	5%	5%
Expected date of event	Fourth Quarter 2020	Fourth Quarter 2020
Discount rate	39%	38%
There was an immaterial

change in the fair value of the embedded derivatives during the three and six months ended June 30, 2020 recorded within the change in fair value of embedded derivative caption. As noted in Note 10,
“Long-Term Debt”
, the embedded derivative was derecognized as a result of the refinancing that took place on November 23, 2020.
Warrant Liabilities:
As of June 3, 2021, the Closing Date of the Business Combination, and June 30, 2021, there were 23.0 million
Public Warrants and 10.53
million Private Placement Warrants outstanding. The Company classifies its Public Warrants and Private Placement Warrants as liabilities in accordance with ASC 815 and measures them at fair value on a recurring basis. The Company’s valuation of the warrant liabilities utilized a binomial lattice in a risk-neutral framework (a special case of the Income Approach). The fair value of the Public Warrants and Private Placement Warrants utilized Level 1 and 3 inputs, respectively. The Private Placement Warrants are based on the significant inputs not observable in the market as of June 3, 2021 and June 30, 2021.
The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements of the warrants liabilities:

	As of
Unobservable Input	June 3, 2021	June 30, 2021
Exercise price	$11.50	$11.50
Stock price	$14.75	$12.10
Term (years)	5.0	4.9
Volatility	37.1%	44.8%
Rick free interest rate	0.8%	0.9%
Dividend yield	None	None
Public warrant price	$4.85	$3.69
The following table

sets forth by level, within the fair va
l
ue hierarchy, the Company’s liabilities measured at fair value on a recurring and non-recurring
basis as of June 30, 2021:

(in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities measured at fair value on a recurring basis:
Contingent consideration	$12,347	$—	$—	$12,347
Public Warrant Liabilities	84,870	84,870	—	—
Private Placement Warrant Liabilities	38,973	—	—	38,973

Total Liabilities	$136,190	$84,870	$—	$51,320

There was a change of $12.5 million in the fair value of the Public Warrant Liabilities during the three and six months ended June 30, 2021, and a change of $26.7 million in the fair value of the Private Placement Warrant Liabilities during the three and six months ended June 30, 2021. The change in the fair value of the warrant liabilities is recorded within the Change in fair value of warrant liabilities caption.
The following table sets forth by level, within the fair value hierarchy, the Company’s liabilities measured at fair value on a recurring and non-recurring
basis as of December 31, 2020:

(in thousands)	Carrying Value	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities measured at fair value on a recurring basis:
Contingent consideration	$5,172	$—	$—	$5,172

Total Liabilities	$5,172	$—	$—	$5,172

Activity of the assets and liabilities measured at fair value using significant unobservable inputs was as follows:

	Fair Value Measurements For the three months ended June 30,
	2021	2020
Opening Balance as at April 1,	$5,457	$23,429
Embedded derivative recognized under Term Loan 2	—	51,328
Change in fair value of embedded derivative	—	306
Change in fair value of contingent consideration	(496)	—
Contingent consideration recognized due to acquisitions	—	2,695
Warrants acquired in the Business Combination	163,058	—
Change in fair value of warrants	(39,215)	—
Contingent consideration settled through equity	9,600	(1,958)
Contingent consideration payments	(2,214)	—

Closing Balance as at June 30,	$136,190	$75,800

	Fair Value Measurements For the six months ended June 30,
	2021	2020
Opening Balance as at January 1,	$5,172	$23,429
Embedded derivative recognized under Term Loan 2	—	51,328
Change in fair value of embedded derivative	—	306
Change in fair value of contingent consideration	(211)	—
Contingent consideration recognized due to acquisitions	—	2,695
Warrants acquired in the Business Combination	163,058	—
Change in fair value of warrants	(39,215)	—
Contingent consideration settled through equity	9,600	(1,958)
Contingent consideration payments	(2,214)	—

Closing Balance as at June 30,	$136,190	$75,800

Jaws Acquisition Corp [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
Note 9—Fair Value Measurements
The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1:
Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2:
Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3:	Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing the asset or liability.
The following is a description of the valuation methodology used for assets and liabilities measured at fair value:
US Treasury Securities:
The Company classifies its U.S. Treasury and equivalent securities as held-to-maturity
in accordance with ASC Topic 320 “Investments—Debt and Equity Securities.”
Held-to-maturity
securities are those securities which the Company has the ability and intent to hold until maturity.
Held-to-maturity
treasury securities are recorded at amortized cost on the accompanying balance sheets and adjusted for the amortization or accretion of premiums or discounts.
At December 31, 2020, assets held in the Trust Account were comprised of $12,220 in cash and cash equivalents and $690,294,710, in U.S. Treasury Bills, which are held at amortized cost.
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. The gross holding gains and fair value of held-to-maturity
securities at December 31, 2020 are as follows:

Held-To-Maturity		Level	Amortized Cost	Gross Holding Gain	Fair Value
December 31, 2020	U.S. Treasury Securities (Matures on 1/5/2021)	1	$690,294,710	$5,290	$690,300,000

Warrant Liabilities:
The Company classifies its Public and Private Placement Warrants as liabilities in accordance with ASC Topic 815 “Derivatives and Hedging–Contracts in Entity’s Own Equity”. The Company’s valuation of the warrant liabilities utilized a Binomial Lattice in a risk-neutral framework (a special case of the Income Approach). The fair value of the warrants utilized Level 3 inputs as it is based on the significant inputs not observable in the market as of December 31, 2020.
The fair value of warrant liabilities at December 31, 2020 is as follows:

	Fair Value Measurements at December 31, 2020 Using:
	Level 1	Level 2	Level 3	Total
Liabilities:
Public Warrant liabilities	$62,100,000	$—	$—	$62,100,000
Private Placement Warrant liabilities	$—	$—	$28,439,999	$28,439,999
The following table provides quantitative information regarding the Level 3 inputs used for the fair value measurements:

	As of May 18, 2020 (Initial Measurement)	As of June 30, 2020	As of September 30, 2020	As of December 31, 2020
Exercise price	$11.50	$11.50	$11.50	$11.50
Stock price	$10.00	$10.00	$10.41	$13.41
Term (years)	5.0	5.0	5.0	5.3
Volatility	45.0%	45.0%	29.0%	12.9%
Risk free interest rate	0.4%	0.3%	0.3%	0.4%
Dividend yield	0.0%	0.0%	0.0%	0.0%
Public warrant price	$0.00	$0.00	$2.12	$2.70
The following table provides a roll-forward of the fair value of the Company’s warrant liabilities, for which fair value was determined using Level 3 inputs:

Warrant liabilities
Fair value at December 31, 2019	$—
Issuance of warrants	—

Fair value at March 31, 2020	—
Issuance of warrants	67,066,666
Change in fair value	—

Fair value at June 30, 2020	67,066,666
Change in fair value	4,445,333

Fair value at September 30, 2020	71,511,999
Change in fair value	19,028,000

Fair value at December 31, 2020	$90,539,999

The change in fair value of $23,473,333 was recorded during the year ended December 31, 2020 and is included in the change in fair value of warrant liabilities caption within the accompanying statement of operations. Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. The estimated fair value of the Public Warrants transferred from a Level 3 measurement to a Level 1 fair value measurement in July 2020 when the Public Warrants were separately listed and traded.